Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	GDEV Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001848739
Amendment Flag	true
Amendment Description	This registration statement on Form F-1 (the "Registration Statement") registers the issuance by GDEV Inc. (formerly, Nexters Inc.) (the "Company") of 12,499,993 ordinary shares of the Company to holders of the Company's public warrants upon their exercise. Such ordinary shares were initially registered on the Company's registration statement on Form F-4 (File No. 333-257103), first filed with Securities and Exchange Commission (the "SEC") on June 15, 2021, as subsequently amended (the "Prior Registration Statement"), which was declared effective by the SEC on July 30, 2021. Pursuant to Rule 429(b) under the Securities Act of 1933, as amended (the "Securities Act"), upon effectiveness, this Registration Statement, which is a new registration statement, shall also constitute post-effective amendment no. 3 to the Prior Registration Statement, which post-effective amendment shall hereafter become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act. Accordingly, this Registration Statement contains a combined prospectus (the "Combined Prospectus") pursuant to Rule 429 under the Securities Act relating to both this Registration Statement and the Prior Registration Statement. We are filing the Combined Prospectus to satisfy the requirements of the Securities Act and the rules and regulations thereunder for the offering registered on the Prior Registration Statement in order to maintain the effectiveness of the Prior Registration Statement. The purpose of this Registration Statement is to update the prospectus in the Prior Registration Statement pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended (the "Securities Act") and the undertakings made by the Company in the Prior Registration Statement pursuant to Item 512 of Regulation S-K promulgated under the Securities Act. The Company is filing this Registration Statement on Form F-1, which also constitutes post-effective amendment no. 3 to the Prior Registration Statement, in lieu of a post-effective amendment on Form F-4 to the Prior Registration Statement because the Prior Registration Statement related to a business combination that has since been consummated, and therefore contains information that is no longer pertinent to an investment in the securities of the Company.